ERShares Global Entrepreneurs
SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2026

The accompanying notes are an integral part of these financial statements.
Shares Security Description Value
Common Stock - 91.8%
Australia - 3.2%
Communications - 0.8%
34,715 SEEK, Ltd. $ 334,125
334,125
Health Care - 0.8%
33,555 Telix Pharmaceuticals, Ltd.
(a)
316,247
316,247
Technology - 1.6%
33,491 Technology One, Ltd. 620,195
620,195
Total Australia 1,270,567
Canada - 2.9%
Technology - 2.9%
179 Constellation Software, Inc./Canada 314,223
6,883 Shopify, Inc.
(a)
816,462
1,130,685
Total Canada 1,130,685
Ireland - 2.5%
Health Care - 2.5%
27,809 Alkermes PLC
(a)
983,326
Total Ireland 983,326
Israel - 5.8%
Communications - 1.9%
8,319 Wix.com, Ltd.
(a)
749,292
749,292
Technology - 3.9%
6,528 Check Point Software Technologies, Ltd.
(a)
932,525
8,733 Monday.com, Ltd.
(a)
603,538
1,536,063
Total Israel 2,285,355
Japan - 2.1%
Communications - 1.0%
20,556 GMO internet group, Inc. 371,279
371,279
Consumer Discretionary - 1.1%
72,180 Sanrio Co., Ltd. 445,346
445,346
Total Japan 816,625
Netherlands - 0.3%
Technology - 0.3%
2,013 Topicus.com, Inc.
(a)
133,042
Total Netherlands 133,042
Singapore - 2.9%
Communications - 1.3%
6,194 Sea, Ltd., ADR
(a)
512,925
512,925
Consumer Staples - 1.0%
123,149 Wilmar International, Ltd. 368,767
368,767
Technology - 0.6%
4,865 Karooooo, Ltd. 242,472
242,472
Total Singapore 1,124,164
Shares Security Description Value
Sweden - 4.4%
Communications - 0.6%
21,460 Asmodee Group AB, Class B
(a)
$ 241,063
241,063
Consumer Discretionary - 0.7%
4,269 Evolution AB
(b)
263,897
263,897
Technology - 3.1%
21,460 Coffee Stain Group AB
(a)
38,864
21,460 Embracer Group AB
(a)
108,913
2,191 Spotify Technology SA
(a)
1,062,438
1,210,215
Total Sweden 1,715,175
Thailand - 2.0%
Industrial - 2.0%
1,463 Fabrinet
(a)
762,984
Total Thailand 762,984
United Kingdom - 0.6%
Consumer Discretionary - 0.6%
16,651 Klarna Group PLC
(a)
217,961
Total United Kingdom 217,961
United States - 62.0%
Communications - 10.9%
7,247 Alphabet, Inc., Class A 2,083,947
2,234 AppLovin Corp., Class A
(a)
889,132
12,384 Maplebear, Inc.
(a)
463,905
1,449 Meta Platforms, Inc., Class A 829,016
4,266,000
Consumer Discretionary - 3.0%
2,621 Airbnb, Inc., Class A
(a)
330,980
2,635 Amazon.com, Inc.
(a)
548,791
13,894 DraftKings, Inc.
(a)
300,388
1,180,159
Energy - 1.9%
3,046 Valero Energy Corp. 752,606
752,606
Financials - 7.2%
2,414 Coinbase Global, Inc., Class A
(a)
421,508
14,841 Interactive Brokers Group, Inc. 995,386
8,381 Robinhood Markets, Inc., Class A
(a)
580,803
28,877 Toast, Inc., Class A
(a)
765,529
2,763,226
Health Care - 5.2%
2,920 Medpace Holdings, Inc.
(a)
1,402,155
2,806 ResMed, Inc. 629,891
2,032,046
Industrial - 5.2%
2,847 Clean Harbors, Inc.
(a)
816,320
18,680 Rocket Lab Corp.
(a)
1,199,630
2,015,950
Materials - 4.2%
15,262 Newmont Corp. 1,652,111
1,652,111

ERShares Global Entrepreneurs
SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2026

The accompanying notes are an integral part of these financial statements.
Shares Security Description Value
Technology - 22.5%
8,083 Affirm Holdings, Inc.
(a)
$ 370,363
5,911 Arista Networks, Inc.
(a)
725,753
1,395 Corpay, Inc.
(a)
405,931
3,856 MongoDB, Inc.
(a)
943,833
15,587 NVIDIA Corp. 2,718,373
2,451 Oracle Corp. 360,567
2,658 Palo Alto Networks, Inc.
(a)
426,131
12,364 Pegasystems, Inc. 526,212
2,570 Salesforce, Inc. 479,742
6,251 Super Micro Computer, Inc.
(a)
142,335
1,188 Synopsys, Inc.
(a)
471,018
45,737 UiPath, Inc., Class A
(a)
507,681
2,409 Veeva Systems, Inc., Class A
(a)
423,165
2,203 Zscaler, Inc.
(a)
309,059
8,810,163
Utilities - 1.9%
4,997 Vistra Corp. 751,199
751,199
Total United States 24,223,460
Uruguay - 2.1%
Consumer Discretionary - 2.1%
477 MercadoLibre, Inc.
(a)
824,742
Total Uruguay 824,742
Total Common Stock (Cost $31,871,627) 35,488,086
Partnership Shares - 1.0%
United States - 1.0%
28,789 FIKA Holdings SPV QP, LP
(a)(c)(d)(e)(f)
376,848
Total Partnership Shares (Cost $1,020,000) 376,848
Money Market Fund - 8.2%
3,208,537 Fidelity Investments Money Market
Treasury Only Portfolio, Class I, 3.53%
(d)
3,208,537
Total Money Market Fund (Cost $3,208,537) 3,208,537
Investments, at value - 100.0% (Cost $36,100,164) $ 39,073,471
Other Assets & Liabilities, Net - 0.0% (12,968)
Net Assets - 100.0% $ 39,060,503
ADR American Depositary Receipt
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A under the
Securities Act of 1933. At the period end, the value of these securities amounted to $263,897 or 0.7% of net assets.
(c) Security fair valued in accordance with procedures adopted by the
Board of Trustees. At the period end, the value of these securities amounted to $376,848 or 1.0% of net assets.
(d) Illiquid security.
(e) Restricted investment as to resale.
(f) Delaware limited partnership holding investment in Klarna PLC.
(g) Rate disclosed is the seven day effective yield as of March 31, 2026.

ERShares Global Entrepreneurs
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2026

1. ORGANIZATION
EntrepreneurShares™ Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), the Trust is comprised of two funds, and is authorized to issue multiple series and classes of shares. ERShares Global Entrepreneurs (the “Fund”, formerly known as EntrepreneurShares Global
Fund) is classified as a “diversified” series, as defined in the 1940 Act. The Fund commenced operations on November 11, 2010.
The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its objective by investing mainly in equity securities of global companies with market capitalizations that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by the Fund’s portfolio manager. EntrepreneurShares, LLC, is the Fund’s
Sub-Advisor (the “Sub-Advisor”), and Seaport Global Advisors, LLC, formerly known as Weston Capital Advisors, LLC, is the
Fund’s investment advisor (the “Advisor”). Dr. Joel M. Shulman, Managing Director of the Advisor and President of the Sub-
Advisor, has been the Fund’s portfolio manager since November 11, 2010. Due to the significance of oversight and their role, the management committee of the Advisor is determined to be the Chief Operating Decision Maker.
The Fund has registered three classes of shares: Class A shares, Retail Class shares and Institutional Class shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the Trust’s Board of Trustees (the
“Board”). On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Currently, only Institutional Class shares of the Fund are being offered.
The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Advisor, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S.
GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies including
Accounting Standards Update (“ASU”) 2013-08. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Investment Valuations
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.
In determining the net asset value (“NAV”) of the Fund’s shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“Nasdaq”) are valued at the last sale price on the day the valuation is made. Securities that are traded on Nasdaq under one of its three listing tiers, Nasdaq Global Select Market,
Nasdaq Global Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price.

ERShares Global Entrepreneurs
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2026

Unlisted securities held by the Fund are valued at the average of the quoted bid and ask prices in the over-the-counter market.
Securities and other assets for which market quotations are not readily available are valued at their fair value in good faith by the
Advisor, acting in its capacity as valuation designee pursuant to Rule 2a-5 under the 1940 Act, under procedures established by and under the general supervision and responsibility of the Board.
Short-term investments with 61 days or more to maturity at time of purchase are valued at fair market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Fund may elect to use fair value procedures to value a security. Types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b)
options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the SEC; (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange (“NYSE”)
that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.
Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.
There can be no assurance that the Fund could obtain the fair value price assigned to a security upon sale. Securities that are not listed on an exchange are valued by the Fund’s Advisor, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisor and the Board take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5)
whether the same or similar securities are held by other funds managed by the Advisor or other fund and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisor; and (7) the liquidity or illiquidity of the market for the security.
Privately-offered securities are not exchange-traded and are subject to liquidity risk, may be difficult to value, may be difficult to sell because of regulatory restrictions on resale, provide fewer financial disclosures than publicly offered or exchange-traded securities, and may be subject to significant brokerage commissions. To the extent the Fund acquires privately-offered securities through a privately-offered special purpose vehicle (“SPV”), the Fund may also be subject to management and performance fees of the SPV.
Fair Value Measurement
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1: Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date;
Level 2: Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly.
These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;
Level 3: Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

ERShares Global Entrepreneurs
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2026

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes
“observable” requires significant judgment by the Fund. The Fund considers observable data to be that market data, which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.
Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The table below is a summary of the inputs used to value the Fund’s investments as of March
31, 2026.
Please refer to the schedule of investments for more information regarding security characteristics.
The following is the activity in investments in which significant unobservable inputs (Level 3) were used in determining value as of March 31, 2026:
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value
Measurements for investments held as of March 31, 2026:
Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.
Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Valuation Policies. Private investments generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
$ 35,488,086 $ – $ – $ 35,488,086
Partnership Interests
– – 376 , 848 376 , 848
Money Market Fund
3,208,537 – – 3,208,537
Investments at Value
$ 38 , 696 , 623 $ – $ 376 , 848 $ 39 , 073 , 471
Partnership Interests
Balance as of June 30, 2025 $ 2,000,000
Proceeds from sales (1,095,779)
Realized gain (loss) 75,779
Net change in unrealized appreciation/depreciation (603,152)
Balance as of March 31, 2026 $ 376,848
Net change in unrealized appreciation/depreciation for the period ended March 31, 2026 related to
Level 3 investments held at March 31, 2026 $ ( 623 , 152 )
Level 3 Investment Fair Value Valuation Technique
Unobservable
Input
Range (Weighted
Average)
Impact to Valuation
from an Increase in
Input
FIKA Holdings SPV QP, LP $ 376,848 Adjusted Reported NAV Reported NAV N/A Increase
Total
$ 376,848

ERShares Global Entrepreneurs
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2026

Security Description Acquisition Date Cost Value % of Net Assets
FIKA Holdings SPV QP, LP December 13, 2024 $ 1,020,000 $ 376 , 848 1.0%
$ 1 ,0 2 0,000 $ 376,848 1.0%